Revenues - Disaggregation by Customer Location (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 19,605	$ 12,917	$ 9,646	$ 8,072	$ 9,852	$ 7,857	$ 22,563	$ 17,709	$ 42,168	$ 25,781	$ 37,343	$ 25,461
North America
Disaggregation of Revenue [Line Items]
Revenues	4,847	2,314	4,232	4,412	3,910	4,039	6,547	7,949	11,309	12,361	17,149	15,825
Europe, Middle East, Africa (EMEA)
Disaggregation of Revenue [Line Items]
Revenues	10,732	9,646	4,711	1,287	3,784	2,823	14,356	6,607	25,088	7,894	11,500	7,522
Asia
Disaggregation of Revenue [Line Items]
Revenues	2,137	418	50	1,888	1,853	410	468	2,263	2,690	4,151	5,752	1,477
Australia
Disaggregation of Revenue [Line Items]
Revenues	$ 1,889	$ 539	$ 653	$ 485	$ 305	$ 585	$ 1,192	$ 890	$ 3,081	$ 1,375	$ 2,942	$ 637